Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	1 Months Ended			3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2021	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue				$ 4,612		$ 2,878		$ 7,596	$ 5,248	$ 12,398	$ 8,401
Cost of goods sold				772		364		1,434	741	2,258	1,193
Gross profit				3,840		2,514		6,162	4,507	10,140	7,208
Operating expenses:
Research and development				6,862		5,516		12,504	10,283	21,358	14,224
Sales and marketing				3,492		3,146		6,741	5,851	12,738	8,263
General and administrative				4,920		2,517		8,472	4,929	12,483	8,753
Loss from operations				(11,434)		(8,665)		(21,555)	(16,556)	(36,439)	(24,032)
Interest income				36		25		71	26	180
Interest expense			$ (4,426)	(4)				(9)		(1)	(1,761)
Loss on conversion of convertible notes			$ 3,416								(3,416)
Loss on equity issuance	$ 3,605	$ 584		(3,604)				(4,189)		(8,312)
Change in fair value of tranche and warrant liabilities				1,070				3,491		(2,186)	(379)
Other income and expense, net				(25)		(36)		(43)	(19)	(420)	746
(Loss) Income before provision for income taxes				(13,961)		(8,676)		(22,234)	(16,549)	(47,178)	(28,842)
Income tax benefit				(13)		(3)		(8)	(3)	(9)	(3)
Net (loss) income				(13,974)	$ (8,268)	(8,679)	$ (7,873)	(22,242)	(16,552)	(47,187)	(28,845)
Deemed dividend related to Series B-2 preferred stock down round provision				(2,022)				(2,981)		(2,829)
Net loss attributable to common stockholders				$ (15,996)		$ (8,679)		$ (25,223)	$ (16,552)	$ (50,016)	$ (28,845)
Net loss per share, basic				$ (0.89)		$ (0.75)		$ (1.48)	$ (1.39)	$ (3.99)	$ (3.25)
Net loss per share, diluted				$ (0.89)		$ (0.75)		$ (1.48)	$ (1.39)	$ (3.99)	$ (3.25)
Weighted average common shares outstanding, basic				18,056,822		12,272,254		17,068,505	11,890,802	12,526,248	8,864,082
Weighted average common shares outstanding, diluted				18,056,822		12,272,254		17,068,505	11,890,802	12,526,248	8,864,082